Note 2 - Going Concern (Details Textual) - USD ($)			3 Months Ended		12 Months Ended
	Oct. 30, 2017	Oct. 05, 2017	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 12, 2017	Sep. 01, 2017
Retained Earnings (Accumulated Deficit)			$ (10,051,189)		$ (8,676,825)	$ (5,904,931)
Net Income (Loss) Attributable to Parent			(1,374,364)	$ (516,765)	(2,771,894)	(2,210,764)
Working Capital (Deficit)					(1,735,989)
Allowance for Notes, Loans and Financing Receivable, Noncurrent			469,699		469,699	469,699
Fund Requires for Operation Over the Next twelve Months					7,000,000
Parcel of Land in Denver, Colorado [Member]
Proceeds from Sale of Land Held-for-use		$ 1,760,000
Parcel of Land in Denver, Colorado [Member] | Subsequent Event [Member]
Proceeds from Sale of Land Held-for-use		$ 1,760,000
Mountain States Capital, LLC [Member]
Line of Credit Facility, Maximum Borrowing Capacity							$ 10,000,000	$ 10,000,000
Line of Credit Facility, Borrowing Capacity Available to Increase								$ 20,000,000
Unrelated Party [Member] | Construction Loans [Member]
Proceeds from Issuance of Long-term Debt	$ 800,000
Unrelated Party [Member] | Subsequent Event [Member] | Construction Loans [Member]
Proceeds from Issuance of Long-term Debt	$ 800,000
Wellness Group Pharms LLC [Member]
Notes, Loans and Financing Receivable, Gross, Noncurrent			1,251,829		1,250,014
Allowance for Notes, Loans and Financing Receivable, Noncurrent			$ 469,699		$ 469,699	$ 469,699